UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21120

Conestoga Funds

(Exact name of registrant as specified in charter)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Address of principal executive offices)(Zip code)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Name and address of agent for service)

With Copy To:

Carl Frischling, Esq.

Kramer Levin Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022

Registrant's telephone number, including area code: (800) 320-7790

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CONESTOGA SMALL CAP FUND

			Schedule of Investments
		June 30, 2007 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

AUTO AND TRANSPORTATION

Recreational Vehicles and Boats
19,000	Winnebago Industries, Inc.	560,880	2.02%

Truckers
30,001	Knight Transportation, Inc.	581,419	2.08%

	AUTO AND TRANSPORTATION SECTOR TOTAL	1,142,299	4.10%

CONSUMER DISCRETIONARY

Consumer Products
15,350	Select Confort Corp. *	248,977	0.89%

Commercial Services
12,500	The Advisory Board Co. *	694,500	2.50%

Leisure Time
8,100	Pool Corp.	316,143	1.14%

Services Commercial
12,400	Ritchie Bros Auctioneers, Inc.	776,488	2.79%
27,000	Rollins, Inc.	614,790	2.21%
Services Commercial Industry Total		1,391,278	5.00%

Shoes
17,500	Iconix Brand Group, Inc.*	388,850	1.40%

CONSUMER DISCRETIONARY SECTOR TOTAL		3,039,748	10.93%

FINANCIAL SERVICES

Banks
22,500	Boston Private Financial Holdings, Inc.	604,575	2.17%
19,000	PrivateBancorp, Inc.	547,200	1.97%
Banks Industry Total		1,151,775	4.14%

Finance Companies
13,000	World Acceptance Corp. *	555,490	2.00%

Financial Information Services
10,250	FactSet Research Systems, Inc.	700,588	2.52%

Financial Miscellaneous
24,000	Financial Federal Corp.	715,680	2.57%
7,000	TSX Group, Inc.	274,093	0.98%
Financial Miscellaneous Industry Total		989,773	3.55%

	FINANCIAL SERVICES SECTOR TOTAL	3,397,625	12.21%

HEALTHCARE

Bio-Technology Research and Production
12,500	Integra Lifesciences Holdings Co. *	617,750	2.22%
9,450	Kensey Nash Corp. *	253,355	0.91%
Bio-Technology Research and Production Industry Total		871,105	3.13%

Electromedical & Electrotherapeutic Apparatus
20,000	Somanetrics Corp.*	366,200	1.32%

Healthcare Management Services
31,000	Computer Programs & Systems, Inc.	960,380	3.45%

Healthcare Services
28,000	Psychemedics Corp.	572,320	2.06%

In Vitro & In Vivo Diagnostic Substances
17,300	Meridian Bioscience, Inc.	374,718	1.35%
12,850	Neogen Corp.*	369,566	1.32%
In Vitro & In Vivo Diagnostic Substances Industry Total		744,284	2.67%

Medical and Dental Instruments and Supplies
14,000	Landauer, Inc.	689,500	2.48%
8,000	Mentor Corp.	325,440	1.17%
20,750	Surmodics, Inc.*	1,037,500	3.73%
7,550	TECHNE Corp. *	431,935	1.55%
Medical and Dental Instruments and Supplies Industry Total		2,484,375	8.93%

	HEALTHCARE SECTOR TOTAL	5,998,664	21.56%

MATERIALS AND PROCESSING

Building Materials
23,250	Simpson Manufacturing Co., Inc.	784,455	2.82%

Metals & Minerals
19,500	AMCOL International Corp.	532,545	1.91%

MATERIALS AND PROCESSING SECTOR TOTAL		1,317,000	4.73%

OTHER ENERGY

Oil: Crude Producers
10,000	St. Mary Land & Exploration Co.	366,200	1.32%

Machinery: Oil Well Equipment & Service
17,501	Carbo Ceramics, Inc.	766,719	2.75%

	OTHER ENERGY SECTOR TOTAL	1,132,919	4.07%

PRODUCER DURABLES

Aerospace
8,100	Curtiss-Wright Corp.	377,541	1.36%
21,000	Innovative Solutions & Support, Inc.*	487,620	1.75%
Aerospace Industry Total		865,161	3.11%

Construction Machinery & Equipment
37,000	ASV, Inc.*	639,360	2.30%

Electrical Equipment & Components
14,000	Franklin Electric Co., Inc.	660,520	2.37%

Oil & Gas Field Machinery & Equipment
11,050	Tesco Corp.*	348,517	1.25%

PRODUCER DURABLES SECTOR TOTAL		2,513,558	9.03%

TECHNOLOGY

Communications Equipment
33,250	Lojack Corp.*	741,143	2.66%

Communications Technology
20,000	Avocent Corp. *	580,200	2.08%
31,650	Digi International, Inc. *	466,521	1.68%
Communications Technology Industry Total		1,046,721	3.76%

Computer Technology
14,251	Quality Systems, Inc.	541,073	1.94%
18,250	Rimage Corp.*	576,518	2.07%
Computer Technology Total		1,117,590	4.01%

Computer Services Software & Systems
26,450	Ansys, Inc. *	700,925	2.52%
24,750	Blackboard, Inc. *	1,042,470	3.75%
Consumer Services Software & Systems Total		1,743,395	6.27%

Electronics: Technology
8,550	Trimble Navigation Ltd. *	275,310	0.99%
33,750	II-VI, Inc. *	916,988	3.30%
Electronics Technology Total		1,192,298	4.29%

Services- Prepackages Software
25,000	Ansoft Corp.*	737,250	2.65%
36,500	Blackbaud, Inc.	805,920	2.90%
Services- Prepackages Software Total		1,543,170	5.55%

	TECHNOLOGY SECTOR TOTAL	7,384,316	26.54%

OTHER

Multisector Companies
35,000	Raven Industries, Inc.	1,249,850

	TOTAL OTHER	1,249,850	4.49%
TOTAL COMMON STOCKS
	(Cost $22,682,557)	27,175,979	97.66%

SHORT-TERM INVESTMENTS
1,039,547	UMB Bank Money Market Fiduciary 3.74% **	1,039,547
	(Cost $1,039,547)	1,039,547	3.74%

TOTAL INVESTMENTS
	(Cost $23,722,104)	28,215,526	101.40%

	Liabilities in excess of other assets	(388,285)	-1.40%

	TOTAL NET ASSETS	$27,827,241	100.00%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at June 30, 2007

NOTES TO FINANCIAL STATEMENTS
Conestoga Small Cap Fund
1. SECURITY TRANSACTIONS

At June 30, 2007 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $23,722,104 amounted to $4,493,422 which consisted of aggregate gross unrealized appreciation of $5,193,908 and aggregate gross unrealized depreciation of $700,486.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Conestoga Funds

By /s/W. Christopher Maxwell

* W. Christopher Maxwell

   Chairman and Chief Executive Officer

Date August 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/W. Christopher Maxwell

* W. Christopher Maxwell

   Chairman and Chief Executive Officer

Date August 22, 2007

By /s/Robert M. Mitchell

* Robert M. Mitchell

  Treasurer and Chief Financial Officer

Date August 22, 2007

* Print the name and title of each signing officer under his or her signature.